Cover	Oct. 21, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2026
Entity File Number	1-16671
Entity Registrant Name	Cencora, Inc.
Entity Central Index Key	0001140859
Entity Tax Identification Number	23-3079390
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 West First Avenue
Entity Address, City or Town	Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428-1800
City Area Code	610
Local Phone Number	727-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common stock
Trading Symbol	COR
Security Exchange Name	NYSE
2.875% Senior Notes due 2028 [Member]
Title of 12(b) Security	2.875% Senior Notes due 2028
Trading Symbol	COR28
Security Exchange Name	NYSE
3.625% Senior Notes due 2032 [Member]
Title of 12(b) Security	3.625% Senior Notes due 2032
Trading Symbol	COR32
Security Exchange Name	NYSE